Income Taxes (Tables) - Forge Nano, Inc.	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of income (loss) before provision for income taxes

	2025	2024
Domestic	$(43,174)	$(26,984)
Foreign	—	—
Total	$(43,174)	$(26,984)

Schedule of federal statutory income tax

	2025	2024	2025	2024
Federal income tax expense (benefit) attributable to:
Current operations	$(9,067)	$(5,667)	21.00%	21.00%
State tax effect - Net of federal benefit	(639)	(230)	1.50%	0.86%
Permanent differences	1,640	247	(3.47)%	(0.92)%
Other adjustments	6	17	0.00%	(0.06)%
Valuation allowance	8,060	5,633	(19.02)%	(20.88)%
Net provision for federal income tax	$—	$—	0.00%	0.00%

Summary of deferred tax assets and liabilities

	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$22,716	$15,970
Accrued bonus	189	175
Stock compensation expense – NSOs/RSAs	222	90
Provision for loss on contracts	117	—
Fixed assets	558	—
Other reserves	172	198
Operating lease liability	14,610	666
Section 174 expenditures	503	728
Deferred revenue	516	15
Sundew acquisition - earnout liability FMV	361	192
Total deferred tax assets	39,964	18,034
Less: valuation allowance	(24,960)	(16,903)
Net deferred tax assets	15,004	1,131
Deferred tax liabilities attributable to:
Fixed assets	—	(235)
Intangibles	(240)	(269)
Goodwill	(10)	(2)
Operating lease ROU assets	(14,754)	(625)
Total deferred tax liabilities	(15,004)	(1,131)
Net deferred tax assets (liabilities)	$—	$—